Others - Financial instruments, schedule of sensitivity analysis of changes in significant unobservable inputs to valuation model used in Level 3 FVM (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Financial liabilities at fair value through profit or loss | Contingent consideration | Recurring fair value | Volatility | Monte Carlo Simulation Model
Financial instruments
Financial liabilities	$ 27